INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
INVENTORIES
Schedule of inventories

	December 31,
	2023	2024
Raw materials	$112,462	$15,349
Work-in-process	19,483	20,649
Finished goods	41,326	113,941
Total	$173,271	$149,939